4. Cash and cash equivalents and Marketable securities	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and Marketable securities
4.	Cash and cash equivalents and Marketable securities
4.1.	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

	06.30.2020	12.31.2019
Cash at bank and in hand	389	572
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,321	1,699
Other investment funds	24	4
	2,345	1,703
- Abroad
Time deposits	6,908	7
Automatic investing accounts and interest checking accounts	9,463	4,620
Other financial investments	361	470
	16,732	5,097
Total short-term financial investments	19,077	6,800
Total cash and cash equivalents	19,466	7,372

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

4.2.	Marketable securities
	06.30.2020	12.31.2019
	Total	Total
Fair value through profit or loss	527	875
Fair value through other comprehensive income	4	7
Amortized cost	46	64
Total	577	946
Current	539	888
Non-current	38	58

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are generally classified as current assets due to their maturity or the expectation of their realization in the short term.